Fair Value	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value
6.	FAIR VALUE

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following is a reconciliation of the conversion option liability and detachable warrant liability for which Level 3 inputs were used in determining fair value:

Beginning balance January 1, 2012	$0

Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504

Mark to market of debt derivative	(736)

Derivative as of March 31, 2012	$9,768

The Company’s conversion option and warrant liabilities are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. These consolidated financial liabilities do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy. The Company determined a fair value for this convertible note using the Black Scholes Option Pricing. Significant assumptions used in the valuation include the following:

Dividend yield: 0%

Expected volatility of 55.42% to 63.71%

Risk free rate: 0.21% to 0.27%

Expected term: 1.0 to 1.5 years.